UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 3/31/12

Item 1.  Reports to Stockholders.

Semi-Annual Report

March 31, 2012

1-877-413-3228

www.13DActivistFund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

TO SHAREHOLDERS OF THE

13D ACTIVIST FUND

March 31, 2012

As of the end of the quarter, the Fund’s I shares are up 12.50% for the quarter and the year (including dividends) and the A shares are up 12.40% for the quarter and the year (including dividends) versus 12.59% for the S&P500 (including dividends). While we generally expect to outperform the S&P500, we are very happy about where we are for several reasons.

First, we had a very slow start due in part to the inherent irregularities in performance while a fund is in the process of building its portfolio and its asset base. We launched on December 28,

2011 and by January 17, the Fund was underperforming the S&P500 by 237 basis points. Since then, with our portfolio built and a core asset base to build on, we have materially outperformed the S&P500. Second, although the equity markets were booming, M&A activity was surprisingly slow in the first quarter of 2012, and is expected to pick up significantly in the near future. Clearly, a robust M&A market is a big advantage for activists advocating a sale of a company or a subsidiary. Third, the Fund had only had one major activist catalyst come to fruition in the quarter, with the report that the Amylin board turned down a $22 per share offer by Bristol Myers to acquire the Company. Amylin was trading at $15.39 on March 27, 2012 (the day prior to the Bristol Myers announcement) and was up 54.45% on March 28, closing at $23.77 (AMLN is trading at $24.96 on the date of this letter).

The Amylin situation is a good example of how we expect the Fund to behave as our portfolio is comprised of what we refer to as catalyst-infused stocks. These are stocks that have an activist investor who we believe will aggressively pursue shareholder value maximization, whether in the  form  of  operational  improvements,  capital allocation,  corporate  governance  or  strategic moves such as sales of the Company or a subsidiary. Amylin is a 13D holding of Carl Icahn who was successful in putting two directors on the Board, one of whom was on the ImClone board with Icahn when it was sold to Bristol Myers for a very nice premium. Icahn was also influential in orchestrating such value maximizing acquisitions of Medimune by AstraZeneca and Genzyme by Sanofi Aventis.

Our investment thesis for the fund has always been that we will hold top 13D positions of active- value investors that will generally perform around the S&P500 absent any catalyst, and as the catalysts are realized, we look to achieve our over-performance. This is a great example of our strategy. This is what we believe keeps us non-correlated to the market and positions us towards a level of downside protection.

0532-NLD-4/17/2012

13D Activist Fund
PORTFOLIO REVIEW
March 31, 2012 (Unaudited)

The Funds' performance figures* for the period ending March 31, 2012, compared to its benchmark:

Annualized Average Returns:	Three Months	Inception** - March 31, 2012
13D Activist Fund - Class A	12.40%	12.40%
13D Activist Fund - Class A w/ load	5.94%	5.94%
13D Activist Fund - Class I	12.50%	12.50%
S&P 500 Total Return Index	12.59%	13.31%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-413-3228.

** Inception date is December 28, 2011.

Top Holdings By Industry	% of Net Assets
Common Stock	93.9%
Other, Cash & Cash Equivalents	6.1%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

13D Activist Fund
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)
Shares		Value
	COMMON STOCK - 93.9%
	AEROSPACE/DEFENSE - 2.9%
1,769	Rockwell Collins, Inc.	$ 101,824

	AUTO MANUFACTURERS - 5.7%
2,497	Navistar International Corp. *	101,004
4,421	Oshkosh Corp. *	102,435
		203,439
	BEVERAGES - 4.8%
2,919	Beam, Inc.	170,966

	BIOTECHNOLOGY - 3.0%
4,351	Amylin Pharmaceuticals, Inc. *	108,601

	COMMERCIAL SERVICES - 5.1%
4,294	Moody's Corp.	180,777

	COMPUTERS - 1.5%
3,682	Mentor Graphics Corp. *	54,714

	DIVERSIFIED FINANCIAL SERVICES - 4.7%
6,042	Legg Mason, Inc.	168,753

	FOOD - 1.7%
1,354	Hain Celestial Group, Inc. *	59,319

	HEALTHCARE-PRODUCTS - 4.7%
1,711	CR Bard, Inc.	168,910

	INSURANCE - 3.1%
6,086	Fidelity National Financial, Inc.	109,731

	INTERNET - 7.3%
4,513	WebMD Health Corp. - Cl. A *	115,443
9,478	Yahoo!, Inc. *	144,255
		259,698
	IRON/STEEL - 3.0%
7,231	Commercial Metals Co.	107,163

	OIL & GAS - 2.6%
3,455	CVR Energy, Inc. *	92,421
See accompanying notes to financial statements.
13D Activist Fund
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)
Shares		Value
	COMMON STOCK - 93.9% (Continued)
	PHARMACEUTICALS - 4.8%
1,646	Forest Laboratories, Inc. *	$ 57,100
2,933	Par Pharmaceutical Cos, Inc. *	113,595
		170,695
	REAL ESTATE - 7.3%
6,118	CBRE Group, Inc. - Cl. A *	122,115
2,163	Howard Hughes Corp *	138,151
		260,266
	REITS - 3.1%
6,568	General Growth Properties, Inc.	111,590

	RETAIL - 12.7%
75	Biglari Holdings, Inc. *	30,214
983	Cracker Barrel Old Country Store, Inc.	54,851
1,758	Family Dollar Stores, Inc.	111,246
4,685	Jack in the Box, Inc. *	112,300
2,747	JC Penney Co., Inc.	97,326
9,338	Wendy's Co.	46,783
		452,720
	SOFTWARE - 6.4%
5,152	Adobe Systems, Inc. *	176,765
2,291	Progress Software Corp. *	54,113
		230,878
	TELECOMMUNICATIONS - 3.1%
2,165	Motorola Solutions, Inc.	110,047

	TRANSPORTATION - 6.4%
2,338	Alexander & Baldwin, Inc.	113,276
1,515	Canadian Pacific Railway Ltd.	115,064
		228,340

	TOTAL COMMON STOCK (Cost - $3,124,050)	3,350,852

	TOTAL INVESTMENTS - 93.9% (Cost - $3,124,050)(a)	$ 3,350,852
	OTHER ASSETS LESS LIABILITIES - 6.1%	217,856
	NET ASSETS - 100.0%	$ 3,568,708

* Non-income producing security.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 268,842
	Unrealized Depreciation:	(42,040)
	Net Unrealized Appreciation:	$ 226,802

See accompanying notes to financial statements.

13D Activist Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2012 (Unaudited)

ASSETS
Investment securities:
At cost	$ 3,124,050
At value	$ 3,350,852
Cash	220,051
Dividends and interest receivable	1,716
TOTAL ASSETS	3,572,619

LIABILITIES
Investment advisory fees payable	3,894
Distribution (12b-1) fees payable	17
TOTAL LIABILITIES	3,911
NET ASSETS	$ 3,568,708

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 3,312,146
Accumulated net investment loss	(4,008)
Accumulated net realized gain from investments and securities sold short	33,768
Net unrealized appreciation of investments	226,802
NET ASSETS	$ 3,568,708

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 98,830
Shares of beneficial interest outstanding	8,791
Net Asset Value (Net Assets / Shares Outstanding) and redemption price per share (a)	$ 11.24
Maximum offering price per share (maximum sales charge of 5.75%)	$ 11.93

Class I Shares:
Net Assets	$ 3,469,878
Shares of beneficial interest outstanding	308,411
Net Asset Value (Net Assets / Shares Outstanding), offering price
and redemption price per share (a)	$ 11.25

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

13D Activist Fund
STATEMENT OF OPERATIONS
For the Period Ended March 31, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $68 foreign taxes withheld)	$ 5,011
TOTAL INVESTMENT INCOME	5,011

EXPENSES
Investment advisory fees	8,997
Distribution (12b-1) fees - Class A	22
TOTAL EXPENSES	9,019
NET INVESTMENT LOSS	(4,008)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) from:
Investments	33,791
Securtites sold short	(23)
Net change in unrealized appreciation of investments	226,802
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	260,570

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 256,562

See accompanying notes to financial statements.

13D Activist Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Period
	Ended
	March 31, 2012
FROM OPERATIONS	(Unaudited)
Net investment loss	$ (4,008)
Net realized gain from investments and securities sold short	33,768
Net change in unrealized appreciation of investments	226,802
Net increase in net assets resulting from operations	256,562

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	95,054
Class I	3,217,177
Payments for shares redeemed:
Class A	(44)
Class I	(43)
Redemption fee proceeds:
Class A	2
Class I	0	(1)
Net increase in net assets from shares of beneficial interest	3,312,146

TOTAL INCREASE IN NET ASSETS	3,568,708

NET ASSETS
Beginning of Period	-
End of Period*	$ 3,568,708
* Includes accumulated net investment loss of:	$ (4,008)

SHARE ACTIVITY
Shares Sold:
Class A	8,795
Class I	308,415
Shares Redeemed:
Class A	(4)
Class I	(4)
Net increase in shares of beneficial interest outstanding	317,202

(1) Amount represents less than $1.

See accompanying notes to financial statements.

13D Activist Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class A		Class I
	For the Period		For the Period
	Ended		Ended
	March 31, 2012	(1)	March 31, 2012	(1)
	(Unaudited)		(Unaudited)
Net asset value, beginning of period	$ 10.00		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.03)		(0.02)
Net realized and unrealized gain on investments	1.27		1.27
Total from investment operations	1.24		1.25

Paid-in-Capital from
redemption fees (2)(3)	0.00		0.00

Net asset value, end of period	$ 11.24		$ 11.25

Total return (4)(5)	12.40%		12.50%

Net assets, end of period (000s)	$ 99		$ 3,470

Ratio of expenses to average net assets (6)	1.80%		1.50%

Ratio of net investment loss to average net assets (6)	(0.99)%		(0.66)%

Portfolio Turnover Rate (5)	17%		17%

(1)	The 13D Activist Fund commenced operations on December 28, 2011.
(2)	Per share amounts calculated using average shares method, which appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4)	Total return shown excludes the effect of applicable sales load and redemption fees.
(5) Not annualized.
(6) Annualized.

See accompanying notes to financial statements.

13D Activist Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2012 (Unaudited)

1.

ORGANIZATION

The 13D Activist Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund's investment objective is capital appreciation.  The Fund currently offers two classes of shares; Class A and Class I shares.  The Fund commenced operations on December 28, 2011.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  There are no sales charges on reinvested distributions.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

13D Activist Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2012 (Unaudited)(Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of March 31, 2012 for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 3,350,852	$ -	$ -	$ 3,350,852
Total Investments	$ 3,350,852	$ -	$ -	$ 3,350,852

The Fund did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 or Level 2 during the period.  It is the Fund’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for security classifications.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.  Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment;

13D Activist Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2012 (Unaudited)(Continued)

temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2012 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State and foreign jurisdictions where the Fund may make significant investments.   However, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the period ended March 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $3,569,561 and $479,279, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. 13D Management LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Advisor pays all operating expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, brokerage commissions, taxes, interest, dividend expense on securities sold

13D Activist Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2012 (Unaudited)(Continued)

short, fees and expenses of other investment companies in which the Fund invests, and extraordinary or non-recurring expenses such as litigation.  Under the terms of the Advisory Agreement, the Fund pays the Advisor a monthly fee calculated at an annual rate of 1.50% of the Fund’s average daily net assets.  For the period ended March 31, 2012, the Advisor earned advisory fees of $8,997.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets attributable to Class A shares and is paid to Northern Lights Fund Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.  For the period ended March 31, 2012, the Distributor did not receive any underwriting commissions for sales of the Fund’s Class A shares.

5.  REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the period ended March 31, 2012, the Fund assessed $2 in redemption fees for Class A shares.

6.  NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (“IFRSs”).”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

13D Activist Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2012 (Unaudited)(Continued)

7.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

13D Activist Fund

EXPENSE EXAMPLES (Unaudited)

March 31, 2012

As a shareholder of 13D Activist Fund, you incur the ongoing costs of management fees.  This example is intended to help you understand your ongoing costs (in dollars) of investing in 13D Activist Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period presented below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the 13D Activist Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 12/28/11	Ending Account Value 3/31/12	Expenses Paid During Period 12/28/11 – 3/31/12*	Fund’s Annualized Expense Ratio
Class A	$1,000.00	$ 1,124.00	$ 4.96	1.80%
Class I	$1,000.00	$ 1,125.00	$ 4.14	1.50%

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Expenses Paid During Period 10/1/11 – 3/31/12**	Fund’s Annualized Expense Ratio
Class A	$1,000.00	$1,000.16	$ 9.07	1.80%
Class I	$1,000.00	$1,017.50	$ 7.57	1.50%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (95) divided by the number of days in the fiscal year (366).

** Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

13D Activist Fund

SUPPLEMENTAL INFORMATION

March 31, 2012 (Unaudited)

Approval of Advisory Agreement –13D Activist Fund

In connection with a regular meeting held on June 17, 2010, the Board of Trustees,  (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between 13D Management LLC (the “Adviser”) and the Trust, on behalf of 13D Activist Fund (the “Fund”). In considering the proposed Advisory Agreement, the Board had previously received materials specifically relating to the Advisory Agreement from the Adviser.   A representative of the Adviser presented information regarding the Fund, the Adviser and the Advisory Agreement to the Board; discussed the Adviser’s client base and assets under management; and was available to answer questions from the Trustees.

In their consideration of the proposed Advisory Agreement, the Board did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement included the following:

Nature, Extent and Quality of Services.  A presentation was given by a representative of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund.  However, the Board, including the Independent Trustees, reviewed data provided by the Adviser regarding the performance of stocks in relation to 13D  filing activity.  The Board, including the Independent Trustees,concluded that the Adviser has potential to deliver favorable performance.

 Fees and Expenses.  The Board noted that the Adviser would charge a 1.70% annual advisory fee based on the average net assets of the Fund.  The Trustees , including the Independent Trustees, concluded that the Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expected to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board, including the Independent Trustees, that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time.

 Profitability.  The Board considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund, based on the materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund. The Trustees , including the Independent Trustees, concluded that because of the Fund’s  expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure of the Fund is reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-413-3228 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-413-3228.

INVESTMENT ADVISOR

13D Management LLC

200 East 61 Street, Suite 17C

New York, NY 10065

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

41 South High Street, Suite 1700

Columbus, OH  43215

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/4/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/4/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/4/12